The Company, Basis of Presentation, Healthcare Reform and Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
The Company and Basis of Presentation

1. The Company and Basis of Presentation

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien), is the world's largest kidney dialysis company, operating in both the field of dialysis care and the field of dialysis products for the treatment of end-stage renal disease (“ESRD”). The Company's dialysis care business, in addition to providing dialysis treatments, includes pharmacy services and vascular access surgery services (together, the “Expanded Services”). The Company's dialysis products business includes manufacturing and distributing products and equipment for the treatment of ESRD. The Company's dialysis business is vertically integrated, providing dialysis treatment at dialysis clinics it owns or operates and supplying these clinics with a broad range of products. In addition, the Company sells dialysis products to other dialysis service providers. Fresenius Medical Care Holdings, Inc. (“FMCH”), located in the United States and our largest subsidiary also provides laboratory testing services, and inpatient dialysis services as well as other services under contract to hospitals.

In these unaudited consolidated financial statements, “FMC-AG & Co. KGaA,” or the “Company,” “we,” “us” or “our” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires. The term “North America Segment” refers to the North America operating segment. The term “International Segment” refers to the combined Europe, Middle East, Africa and Latin America (“EMEALA”) operating segment and Asia-Pacific operating segment.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated financial statements at June 30, 2013 and for the three and six months ended June 30, 2013 and 2012 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company's 2012 Annual Report on Form 20-F. The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Such financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature.

The accounting policies applied in the accompanying consolidated financial statements are the same as those applied in the consolidated financial statements at and for the year ended December 31, 2012, contained in the Company's 2012 Annual Report on Form 20-F.

The results of operations for the three and six-month periods ended June 30, 2013 are not necessarily indicative of the results of operations for the year ending December 31, 2013.